                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3807
                                   ---------------------------------------------

                      SunAmerica Money Market Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period:  June 30, 2005
                         -------------------------

Item 1. Reports to Stockholders

        SunAmerica Money Market Funds, Inc., Semiannual Report at June 30, 2005.

                                    [GRAPHIC]


  SunAmerica

                                                             Money Market Funds

           2005 SEMIANNUAL REPORT


[LOGO] AIG SunAmerica
        Mutual Funds

        June 30, 2005                                          SEMIANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS

SunAmerica Money Market (SMAXX)

SunAmerica Municipal Money Market (NMAXX)

                        Table of Contents


                    PRESIDENT'S LETTER.................  1
                    EXPENSE EXAMPLE....................  2
                    STATEMENT OF ASSETS AND LIABILITIES  4
                    STATEMENT OF OPERATIONS............  5
                    STATEMENT OF CHANGES IN NET ASSETS.  6
                    FINANCIAL HIGHLIGHTS...............  7
                    PORTFOLIO OF INVESTMENTS...........  9
                    NOTES TO FINANCIAL STATEMENTS...... 15
                    DIRECTORS AND OFFICERS INFORMATION. 22

              June 30, 2005                                    SEMIANNUAL REPORT

              President's Letter


Dear Shareholders,

   We are pleased to present you with this semiannual shareholder report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund for the six-month period ending June 30, 2005.

   During this period, the economy and the markets were directly impacted by the direction of energy prices. After an impressive rally during the first three months of 2005, crude oil prices relinquished most of those gains during the seven-week period ending May 20th. This downturn was short-lived, however, as oil assumed its upward climb, peaking at $60.54 on June 27th.

   Meanwhile, monetary policy remains at the forefront. Over the six-month period, the Federal Reserve instituted four interest rate increases bringing the federal funds rate to 3.25%, raising the rate a cumulative 1%.

   While short-term rates have increased, the 10-year Treasury has had a different response. It ended the quarter at 3.92%, 31 basis points lower than where it stood at the beginning of the year.

   The Funds have responded to this rising short-term interest rate environment by adopting a defensive position, purchasing only high quality, highly-rated securities with shorter maturities. This strategy positions the funds to capitalize on reinvestment opportunities at higher rates.

   We remain diligent in the management of your assets, and thank you for your continued investment in our Funds.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck,
President
AIG SunAmerica Asset Management Corp.


--------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2005 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc. (the "Corporation"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2005 and held until June 30, 2005.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2005" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2005" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2005 -- (unaudited) (continued)

                                                 Actual                                           Hypothetical
                            ------------------------------------------------- ------------------------------------
                                                  Ending                                          Ending Account
                                               Account Value  Expenses Paid                         Value using
                                Beginning      Using Actual     During the        Beginning      a Hypothetical 5%
                              Account Value      Return at   Six Months Ended   Account Value    Assumed Return at
                            at January 1, 2005 June 30, 2005  June 30, 2005   at January 1, 2005   June 30, 2005
                            ------------------ ------------- ---------------- ------------------ -----------------
Money Market Fund
   Class A.................     $1,000.00        $1,009.06        $4.48           $1,000.00          $1,020.33
   Class B.................     $1,000.00        $1,004.74        $8.80           $1,000.00          $1,016.02
   Class C ................     $1,000.00        $1,004.93        $8.60           $1,000.00          $1,016.22
   Class I #...............     $1,000.00        $1,009.74        $3.99           $1,000.00          $1,020.83
Municipal Money Market Fund
   Class A #...............     $1,000.00        $1,006.99        $3.98           $1,000.00          $1,020.83
   Class B #...............     $1,000.00        $1,002.97        $8.00           $1,000.00          $1,016.81
   Class C #...............     $1,000.00        $1,003.08        $7.55           $1,000.00          $1,017.26

                            -----------------
                                             Expense
                             Expenses Paid    Ratio
                               During the     as of
                            Six Months Ended June 30,
                             June 30, 2005    2005*
                            ---------------- --------
Money Market Fund
   Class A.................      $4.51         0.90%
   Class B.................      $8.85         1.77%
   Class C ................      $8.65         1.73%
   Class I #...............      $4.01         0.80%
Municipal Money Market Fund
   Class A #...............      $4.01         0.80%
   Class B #...............      $8.05         1.61%
   Class C #...............      $7.60         1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2005" and the "Expense Ratios" would have been higher.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2005 -- (unaudited)

                                                                    Money Market  Municipal Money
                                                                        Fund        Market Fund
                                                                   -------------- ---------------
ASSETS:
Short-term investment securities, at value (unaffiliated)*........ $1,562,143,309 $   86,092,244
Repurchase agreements (cost equals market value)..................     55,223,000             --
                                                                   -------------- --------------
  Total Investments...............................................  1,617,366,309     86,092,244
                                                                   -------------- --------------

Cash..............................................................            494      2,126,312
Receivable for:
  Fund shares sold................................................      3,576,481      1,337,012
  Dividends and interest..........................................      1,263,235        391,999
Prepaid expenses and other assets.................................         30,923              9
Due from investment adviser for expense reimbursements/fee waivers          2,299          9,960
                                                                   -------------- --------------
  Total Assets....................................................  1,622,239,741     89,957,536
                                                                   -------------- --------------
LIABILITIES:
Payable for:
  Fund shares redeemed............................................      1,909,608      2,803,569
  Investments purchased...........................................             --      2,129,121
  Investment advisory and management fees.........................        624,442         24,749
  Distribution and service maintenance fees.......................        232,836         11,359
  Transfer agent fees and expenses................................        341,686         19,090
  Directors' fees and expenses....................................        243,119          6,362
  Other accrued expenses..........................................        326,691         50,514
                                                                   -------------- --------------
  Total Liabilities...............................................      3,678,382      5,044,764
                                                                   -------------- --------------
   Net Assets..................................................... $1,618,561,359 $   84,912,772
                                                                   ============== ==============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)...... $    1,618,561 $       84,912
Paid-in capital...................................................  1,616,847,755     84,827,279
                                                                   -------------- --------------
                                                                    1,618,466,316     84,912,191
Accumulated undistributed net investment income (loss)............         95,043            581
                                                                   -------------- --------------
   Net Assets..................................................... $1,618,561,359 $   84,912,772
                                                                   ============== ==============
Class A:
Net assets........................................................ $1,554,094,845 $   83,885,788
Shares outstanding................................................  1,554,091,508     83,885,080
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class B:
Net assets........................................................ $   35,674,512 $      428,625
Shares outstanding................................................     35,674,635        428,566
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class C:
Net assets........................................................ $   16,173,446 $      598,359
Shares outstanding................................................     16,174,326        598,371
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $         1.00 $         1.00
                                                                   ============== ==============
Class I:
Net assets........................................................ $   12,618,556 $           --
Shares outstanding................................................     12,620,822             --
Net asset value, offering and redemption price per share.......... $         1.00 $           --
                                                                   ============== ==============

*Amortized cost of short-term investment securities (unaffiliated) $1,562,143,309 $   86,092,244
                                                                   ============== ==============

--------

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the period ended June 30, 2005 -- (unaudited)

                                                                                        Money Market Municipal Money
                                                                                            Fund       Market Fund
                                                                                        ------------ ---------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $23,004,472    $ 1,023,002
Dividends (unaffiliated)...............................................................          --            838
                                                                                        -----------    -----------
   Total investment income.............................................................  23,004,472      1,023,840
                                                                                        -----------    -----------
EXPENSES:
Investment advisory and management fees................................................   3,908,073        164,108
Distribution and service maintenance fees
  Class A..............................................................................   1,219,101         69,373
  Class B..............................................................................     174,326          2,280
  Class C..............................................................................      78,055          3,472
Transfer agent fees and expenses
  Class A..............................................................................   1,838,553        103,224
  Class B..............................................................................      60,725            700
  Class C..............................................................................      22,886            848
  Class I..............................................................................      15,733             --
Registration fees
  Class A..............................................................................      17,983          7,012
  Class B..............................................................................       7,351          2,356
  Class C..............................................................................       4,206            988
  Class I..............................................................................       3,651             --
Custodian fees.........................................................................     144,004         24,711
Reports to shareholders................................................................     205,133          3,878
Audit and tax fees.....................................................................      24,347         24,343
Legal fees.............................................................................      18,814          1,977
Directors' fees and expenses...........................................................      53,582          2,903
Other expenses.........................................................................      28,788          2,806
                                                                                        -----------    -----------
Total expenses before fee waivers, expense reimbursements and custody credits..........   7,825,311        414,979
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..      (2,553)       (29,934)
   Custody credits earned on cash balances.............................................      (2,548)        (5,888)
                                                                                        -----------    -----------
   Net expenses........................................................................   7,820,210        379,157
                                                                                        -----------    -----------
Net investment income (loss)...........................................................  15,184,262        644,683
                                                                                        -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $15,184,262    $   644,683
                                                                                        ===========    ===========

--------

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                                Money Market Fund
                                                                                         ------------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended       For the year
                                                                                            June 30,         ended
                                                                                              2005        December 31,
                                                                                           (unaudited)        2004
                                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   15,184,262  $    8,165,643
                                                                                         --------------  --------------
Net increase (decrease) in net assets resulting from operations......................... $   15,184,262  $    8,165,643

Distributions to shareholders from:
  Net investment income (Class A).......................................................    (14,800,091)     (8,054,333)
  Net investment income (Class B).......................................................       (182,959)        (30,639)
  Net investment income (Class C)+......................................................        (85,760)        (14,024)
  Net investment income (Class I).......................................................       (119,275)        (66,647)
                                                                                         --------------  --------------
Total distributions to shareholders.....................................................    (15,188,085)     (8,165,643)
                                                                                         --------------  --------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)    (83,105,264)    (17,388,052)
                                                                                         --------------  --------------
Total increase (decrease) in net assets.................................................    (83,109,087)    (17,388,052)
                                                                                         ==============  ==============
Net Assets:
Beginning of period.....................................................................  1,701,670,446   1,719,058,498
                                                                                         --------------  --------------
End of period*.......................................................................... $1,618,561,359  $1,701,670,446
                                                                                         ==============  ==============
*Includes accumulated undistributed net investment income (loss)........................ $       95,043  $       98,866
                                                                                         ==============  ==============

                                                                                                 Municipal Money
                                                                                                   Market Fund
                                                                                         ------------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended       For the year
                                                                                            June 30,         ended
                                                                                              2005        December 31,
                                                                                           (unaudited)        2004
                                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $      644,683  $      366,908
                                                                                         --------------  --------------
Net increase (decrease) in net assets resulting from operations......................... $      644,683  $      366,908

Distributions to shareholders from:
  Net investment income (Class A).......................................................       (639,952)       (364,223)
  Net investment income (Class B).......................................................         (1,371)         (2,471)
  Net investment income (Class C)+......................................................         (3,360)           (214)
  Net investment income (Class I).......................................................             --              --
                                                                                         --------------  --------------
Total distributions to shareholders.....................................................       (644,683)       (366,908)
                                                                                         --------------  --------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)    (13,181,236)    (19,134,111)
                                                                                         --------------  --------------
Total increase (decrease) in net assets.................................................    (13,181,236)    (19,134,111)
                                                                                         ==============  ==============
Net Assets:
Beginning of period.....................................................................     98,094,008     117,228,119
                                                                                         --------------  --------------
End of period*.......................................................................... $   84,912,772  $   98,094,008
                                                                                         ==============  ==============
*Includes accumulated undistributed net investment income (loss)........................ $          581  $          581
                                                                                         ==============  ==============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                              MONEY MARKET FUND
                                              -----------------
                                                                                                  Ratio
                        Net                           Net                                         of net
                       Asset              Dividends  Asset            Net Assets  Ratio of      investment
                       Value      Net      from net  Value              end of    expenses      income to
                     beginning investment investment end of   Total     period   to average      average
    Period Ended     of period income(1)    income   period Return(2)  (000's)   net assets     net assets
-------------------- --------- ---------- ---------- ------ --------- ---------- ----------     ----------
                                                   Class A
-
12/31/00              $1.000     $0.054    $(0.054)  $1.000   5.57%   $  971,137    0.95%          5.47%
12/31/01               1.000      0.034     (0.034)   1.000   3.45     1,087,329    0.93           4.04
12/31/02               1.000      0.010     (0.010)   1.000   1.04(6)  1,751,812    0.90           0.99
12/31/03               1.000      0.003     (0.003)   1.000   0.32     1,644,603    0.88           0.32
12/31/04               1.000      0.005     (0.005)   1.000   0.50     1,630,353    0.90           0.49
01/01/05-06/30/05(7)   1.000      0.010     (0.010)   1.000   0.91     1,554,095    0.90(5)        1.82(5)
                                                   Class B
-
12/31/00              $1.000     $0.046    $(0.046)  $1.000   4.72%   $   24,090    1.76%(4)       4.62%(4)
12/31/01               1.000      0.025     (0.025)   1.000   2.57        55,066    1.75(4)        3.76(4)
12/31/02               1.000      0.003     (0.003)   1.000   0.28(6)     64,815    1.64(4)        0.26(4)
12/31/03               1.000      0.000      0.000    1.000   0.03        44,529    1.18(4)        0.03(4)
12/31/04               1.000      0.001     (0.001)   1.000   0.07        42,437    1.32(4)        0.06(4)
01/01/05-06/30/05(7)   1.000      0.005     (0.005)   1.000   0.47        35,675    1.77(4)(5)     0.94(4)(5)
                                                   Class C+
-
12/31/00              $1.000     $0.046    $(0.046)  $1.000   4.73%   $   11,012    1.75%(4)       4.67%(4)
12/31/01               1.000      0.026     (0.026)   1.000   2.63        33,644    1.69(4)        3.51(4)
12/31/02               1.000      0.003     (0.003)   1.000   0.27(6)     30,285    1.66(4)        0.26(4)
12/31/03               1.000      0.000      0.000    1.000   0.03        20,290    1.18(4)        0.03(4)
12/31/04               1.000      0.001     (0.001)   1.000   0.07        16,985    1.33(4)        0.06(4)
01/01/05-06/30/05(7)   1.000      0.005     (0.005)   1.000   0.49        16,173    1.73(4)(5)     0.99(4)(5)
                                                   Class I
-
11/16/01-12/31/01(3)  $1.000     $0.002    $(0.002)  $1.000   0.20%   $    8,336    0.80%(4)(5)    0.84%(4)(5)
12/31/02               1.000      0.011     (0.011)   1.000   1.13(6)      9,195    0.80(4)        1.12(4)
12/31/03               1.000      0.004     (0.004)   1.000   0.43         9,636    0.77(4)        0.43(4)
12/31/04               1.000      0.006     (0.006)   1.000   0.58        11,895    0.80(4)        0.59(4)
01/01/05-06/30/05(7)   1.000      0.010     (0.010)   1.000   0.97        12,619    0.80(4)(5)     1.96(4)(5)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Commencement of sales of respective class of shares
(4)Net of the following expense reimbursements/waivers (based on average net assets):

                12/31/00 12/31/01 12/31/02 12/31/03 12/31/04 06/30/05(5)
                -------- -------- -------- -------- -------- -----------
       Class B.    -- %     -- %    0.04%    0.51%    0.39%      -- %
       Class C+   0.18     0.05     0.04     0.53     0.39        --
       Class I.     --     0.24     0.14     0.02     0.09      0.04

(5)Annualized
(6)The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                         MUNICIPAL MONEY MARKET FUND
                                         ---------------------------
                           Net                           Net               Net                  Ratio of net
                          Asset              Dividends  Asset            Assets     Ratio of     investment
                          Value      Net      from net  Value            end of     expenses      income to
                        beginning investment investment end of   Total   period    to average      average
     Period Ended       of period income(1)    income   period Return(2) (000's)  net assets(5) net assets(5)
----------------------- --------- ---------- ---------- ------ --------- -------- ------------- -------------
                                                   Class A
-
10/31/00(6)              $1.000     $0.030    $(0.030)  $1.000   3.06%   $  4,452     0.97%         3.03%
10/31/01(6)               1.000      0.020     (0.020)   1.000   2.39       3,972     0.78          2.39
11/01/01-12/31/01(6)      1.000      0.013     (0.013)   1.000   2.05       3,829     0.62(3)       1.71(3)
12/31/02                  1.000      0.009     (0.009)   1.000   0.92      88,050     0.78          0.71
12/31/03                  1.000      0.003     (0.003)   1.000   0.28     113,802     0.81          0.28
12/31/04                  1.000      0.004     (0.004)   1.000   0.36      97,374     0.87          0.35
01/01/05-06/30/05(7)      1.000      0.007     (0.007)   1.000   0.70      83,886     0.80(3)       1.38(3)
                                                   Class B
-
10/31/00(6)              $1.000     $0.030    $(0.030)  $1.000   2.48%   $  2,777     1.54%         2.44%
10/31/01(6)               1.000      0.020     (0.020)   1.000   2.39       2,613     0.78          2.38
11/01/01-12/31/01(6)      1.000      0.008     (0.008)   1.000   1.97       2,618     1.13(3)       1.27(3)
12/31/02                  1.000      0.002     (0.002)   1.000   0.24       3,714     1.39          0.16
12/31/03                  1.000      0.001     (0.001)   1.000   0.10       3,168     0.98          0.11
12/31/04                  1.000      0.001     (0.001)   1.000   0.10         497     1.02          0.10
01/01/05-06/30/05(7)      1.000      0.003     (0.003)   1.000   0.30         429     1.61(3)       0.54(3)
                                                  Class C+
-
08/10/00-10/31/00(4)(6)  $1.000     $0.010    $(0.010)  $1.000   0.71%   $    108     0.75%(3)      2.78%(3)
10/31/01(6)               1.000      0.020     (0.020)   1.000   2.40         136     0.78          2.33
11/01/01-12/31/01(6)      1.000      0.008     (0.008)   1.000   1.97         195     1.15(3)       1.14(3)
12/31/02                  1.000      0.002     (0.002)   1.000   0.24         170     1.39          0.19
12/31/03                  1.000      0.001     (0.001)   1.000   0.10         258     1.00          0.11
12/31/04                  1.000      0.001     (0.001)   1.000   0.10         223     1.18          0.10
01/01/05-06/30/05(7)      1.000      0.003     (0.003)   1.000   0.31         598     1.52(3)       0.87(3)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Commencement of sales of respective class of shares
(5)Net of the following expense reimbursements/waivers (based on average net assets):

          10/31/00  10/31/01 12/31/01(3) 12/31/02 12/31/03 12/31/04 06/30/05(3)
          --------  -------- ----------- -------- -------- -------- -----------
 Class A.   0.47%     1.18%     2.51%      0.20%    0.03%    0.00%     0.06%
 Class B.   0.46      1.18      2.59       1.25     1.03     0.87      0.96
 Class C+   0.41(3)   1.18      7.84       9.68     7.45     4.20      0.33

(6)The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2005 -- (unaudited)

                    Industry Allocation*
                    Asset Backed/Multi-Asset......... 20.0%
                    Finance.......................... 16.1
                    Asset Backed/Securities.......... 15.7
                    Asset Backed/Receivables......... 14.9
                    Foreign Banks.................... 11.9
                    Regional Banks...................  9.1
                    Diversified Financial Services...  6.8
                    Sovereign Agency.................  4.8
                    Municipalities...................  0.6
                                                      ----
                                                      99.9%
                                                      ====

                    Weighted average days to maturity 29.8

                      Credit Quality Allocation @#
                      Government-Agency...........   8.2%
                      A-1.........................  91.8
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited)

                                               Principal     Value
                 Security Description           Amount      (Note 2)
          SHORT-TERM INVESTMENT SECURITIES -- 96.5%
          ASSET-BACKED COMMERCIAL PAPER -- 50.7%
          Amsterdam Funding Corp.
           3.32% due 08/25/05*............... $25,000,000 $ 24,873,195
          Apreco, LLC
           3.10% due 07/12/05*...............  18,000,000   17,982,950
          Barton Capital, LLC
           3.13% due 08/02/05*...............  25,000,000   24,930,444
            3.14% due 08/12/05*..............  29,000,000   28,893,763
          CAFCO, LLC
           3.02% due 07/11/05*...............  25,000,000   24,979,028
            3.13% due 08/03/05*..............  25,000,000   24,928,271
          CRC Funding, LLC
           3.14% due 08/02/05*...............  30,000,000   29,916,267
            3.23% due 08/11/05*..............  25,000,000   24,908,035
          Cancara Asset Securitization, Ltd.
           3.06% due 07/05/05*...............  25,000,000   24,991,500
            3.22% due 07/20/05*..............  25,000,000   24,957,514
          Charta, LLC
           3.08% due 07/11/05*...............  25,000,000   24,978,611
            3.31% due 09/13/05*..............  25,000,000   24,829,903
          Ciesco, LLC
           3.02% due 07/08/05*...............  20,000,000   19,988,256
            3.21% due 08/22/05*..............  25,000,000   24,884,083
          Edison Asset Securitization, LLC
           3.16% due 08/05/05*...............  25,000,000   24,923,194
            3.29% due 09/08/05*..............  25,000,000   24,842,354
          Galaxy Funding, Inc.
           3.14% due 08/08/05*...............  25,000,000   24,917,139
          Giro Funding U.S. Corp.
           3.05% due 07/15/05*...............  25,000,000   24,970,347
            3.36% due 07/07/05*..............  25,000,000   24,986,000
          Govco, Inc.
           3.14% due 08/01/05*...............  25,000,000   24,932,403
            3.37% due 09/16/05*..............  30,000,000   29,783,758
          Greyhawk Funding, LLC
           3.13% due 08/02/05*...............  25,000,000   24,930,444
            3.17% due 08/01/05*..............  25,000,000   24,931,757
          Preferred Receivables Funding
           3.06% due 07/07/05*...............  25,000,000   24,987,250
            3.25% due 07/21/05*..............  25,000,000   24,954,861
          Sheffield Receivables
           3.33% due 07/08/05*...............  25,000,000   24,983,813
          Surrey Funding Corp.
           3.30% due 08/24/05*...............  25,000,000   24,876,250
          Sydney Capital Corp.
           3.09% due 07/14/05*...............  25,000,000   24,972,104
            3.14% due 08/04/05*..............  20,000,000   19,940,689
          Windmill Funding Corp.
           3.14% due 08/03/05*...............  25,000,000   24,928,042
            3.22% due 08/12/05*..............  25,000,000   24,906,083
          White Pine Finance, LLC
           3.18% due 07/15/05*+..............  25,000,000   24,998,628
            3.22% due 07/18/05*+.............  25,000,000   25,000,000
                                                          ------------
          Total Asset-Backed Commercial Paper
            (amortized cost $819,806,936)....              819,806,936
                                                          ------------
          CERTIFICATES OF DEPOSIT -- 18.2%
          ABN AMRO Bank N.A.
           3.18% due 08/08/05................  25,000,000   25,000,000

                                                Principal     Value
                 Security Description            Amount      (Note 2)
        ---------------------------------------------------------------
        BNP Paribas
         3.26% due 08/31/05+..................  25,000,000 $ 25,000,210
          3.55% due 08/31/05+.................  25,000,000   25,000,247
        Barclays Bank, PLC
         3.10% due 07/08/05+.................. $25,000,000   25,000,024
          3.12% due 07/12/05+.................  20,000,000   20,000,030
        Citibank N.A.
         3.32% due 09/14/05+..................  25,000,000   25,000,000
        Deutshe Bank
         3.26% due 07/25/05+..................  23,000,000   23,000,152
        HBOS Treasury Services
         3.13% due 08/11/05...................  24,000,000   24,000,135
          3.41% due 09/28/05+.................  25,000,000   25,000,306
        Royal Bank of Scotland
         3.14% due 08/04/05...................  28,000,000   28,000,128
        Wells Fargo Bank N.A.
         3.27% due 08/08/05...................  25,000,000   25,000,000
        UBS AG
         3.40% due 09/28/05...................  25,000,000   25,000,000
                                                           ------------
        Total Certificates of Deposit
          (amortized cost $295,001,232).......              295,001,232
                                                           ------------
        COMMERCIAL PAPER -- 13.5%
        Bear Stearns Co., Inc.
         3.08% due 07/06/05...................  25,000,000   24,989,306
          3.28% due 08/22/05..................  25,000,000   24,881,556
        Dexia Delaware, LLC
         3.10% due 07/29/05...................  29,000,000   28,930,078
        General Electric Capital Corp.
         3.11% due 07/19/05...................  30,000,000   29,953,350
          3.22% due 07/01/05..................  30,000,000   30,000,000
        Goldman Sachs Group, Inc.
         3.33% due 07/01/05+..................  25,000,000   25,000,000
        Merrill Lynch & Co.
         3.07% due 07/05/05...................  25,000,000   24,991,472
        UBS Finance Delaware, LLC
         3.39% due 07/01/05...................  30,000,000   30,000,000
                                                           ------------
        Total Commercial Paper
          (amortized cost $218,745,762).......              218,745,762
                                                           ------------
        MEDIUM TERM NOTES -- 8.7%
        Beta Finance, Inc.
         3.17% due 07/15/05*+.................  25,000,000   25,000,000
        Sedna Finance, Inc.
         3.19% due 07/15/05*+.................  22,000,000   22,000,000
          3.27% due 07/25/05*+................  25,000,000   25,000,000
        Sigma Finance, Inc.
         3.11% due 07/06/05*+.................  25,000,000   25,000,000
          3.26% due 07/25/05*+................  25,000,000   24,997,962
        Wells Fargo & Co.
         3.14% due 07/05/05+..................  19,000,000   19,000,000
                                                           ------------
        Total Medium Term Notes
          (amortized cost $140,997,962).......              140,997,962
                                                           ------------
        TAXABLE MUNICIPAL MEDIUM TERM NOTES -- 0.6%
        Illinois Student Assistance Commission
         3.32% due 07/06/05+
          (amortized cost $10,000,000)........  10,000,000   10,000,000
                                                           ------------

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited) (continued)

                                               Principal
                Security Description            Amount    Value (Note 2)
        U.S. GOVERNMENT AGENCIES -- 4.8%
        Agency for International Development
         Panama
         3.48% due 07/05/05+................. $ 2,751,310 $    2,760,542
                                                          --------------
        Federal Home Loan Bank
         3.36% due 09/28/05..................  20,000,000     19,833,867
                                                          --------------
        Federal National Mortgage Association
         3.16% due 07/21/05+.................  23,000,000     22,998,171
          3.21% due 07/01/05+................  20,000,000     19,999,863
          3.22% due 07/01/05+................  12,000,000     11,998,974
                                                          --------------
                                                              54,997,008
                                                          --------------
        Total U.S. Government Agencies
          (amortized cost $77,591,417).......                 77,591,417
                                                          --------------
        Total Short-Term Investment Securities -- 96.5%
          (amortized cost $1,562,143,309)....              1,562,143,309
                                                          --------------
        REPURCHASE AGREEMENTS -- 3.4%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement(1).......     223,000        223,000
        UBS Securities, LLC
         Joint Repurchase Agreement(1).......  55,000,000     55,000,000
                                                          --------------
        Total Repurchase Agreements
          (amortized cost $55,223,000).......                 55,223,000
                                                          --------------

                                                           Value
                  Security Description                    (Note 2)
          -----------------------------------------------------------
          TOTAL INVESTMENTS
            (amortized cost $1,617,366,309@)...  99.9% $1,617,366,309
          Assets in excess of other liabilities   0.1       1,195,050
                                                -----  --------------
          NET ASSETS........................... 100.0% $1,618,561,359
                                                =====  ==============

--------
* Securities exempt from registration under Rule 144A of securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2005, the aggregate value of these securities was $941,804,898, representing 58.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@ At June 30, 2005, the cost of securities for federal income tax purposes was the same for book purposes.
+ Variable rate security -- the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(1)  See Note 2 for details of the Joint Repurchase Agreement
LOC --Letter of credit

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2005 -- (unaudited)


State Allocation*

                    Michigan.........................  10.7%
                    Texas............................   8.4
                    Illinois.........................   7.8
                    Ohio.............................   7.6
                    Missouri.........................   6.2
                    Florida..........................   5.9
                    North Carolina...................   5.7
                    Pennsylvania.....................   5.4
                    Indiana..........................   5.2
                    New Mexico.......................   4.2
                    North Dakota.....................   4.2
                    South Carolina...................   4.2
                    Alabama..........................   3.5
                    Massachusetts....................   3.5
                    Colorado.........................   3.3
                    Arizona..........................   2.9
                    Wisconsin........................   2.4
                    Georgia..........................   2.1
                    Iowa.............................   2.1
                    Nebraska.........................   1.8
                    Washington.......................   1.8
                    Delaware.........................   1.7
                    Kansas...........................   0.6
                    District of Columbia.............   0.1
                    Registered Investment Companies..   0.1
                                                      -----
                                                      101.4%
                                                      =====

                    Weighted average days to maturity  17.4

Credit Quality Allocation @(1)

                               A-1.......  82.6%
                               Not Rated+  17.4
                                          -----
                                          100.0%
                                          =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
+ Represents debt issues that have either no rating, or the rating is unavailable from the data source.
(1)Calculated as a percentage of total debt issues.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited)

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    SHORT-TERM INVESTMENT SECURITIES -- 101.4%
    Alabama -- 3.5%
      Stevenson, Alabama Industrial Development
       Board Environmental Improvement
       (LOC -- JP Morgan Chase Bank)
       2.40% due 07/06/05+............................ $3,000,000 $3,000,000
                                                                  ----------
    Arizona -- 2.9%
      Maricopa County, Arizona Industrial
       Development Authority, Series A
       (LOC -- Wells Fargo Bank N.A.)
       2.40% due on 07/07/05+.........................  1,510,000  1,510,000
      Maricopa County, Arizona Industrial
       Development Authority
       (LOC -- Harris Trust & Savings Bank)
       2.42% due 07/07/05+............................    925,000    925,000
                                                                  ----------
                                                                   2,435,000
                                                                  ----------
    Colorado -- 3.3%
      Colorado Health Facilities Authority
       (LOC -- JP Morgan Chase Bank)
       2.30% due 07/07/05+............................    500,000    500,000
      Colorado Springs, Colorado National Strength
       and Conditioning Assoc.
       (LOC -- Wells Fargo Bank N.A.)
       2.40% due 07/07/05+............................  1,495,000  1,495,000
      Durango, Colorado Community Health & Human
       Services (LOC -- Wells Fargo Bank N.A.)
       2.40% due 07/07/05+............................    835,000    835,000
                                                                  ----------
                                                                   2,830,000
                                                                  ----------
    Delaware -- 1.7%
      Delaware State Economic Development
       Authority
       2.30% due 07/07/05+............................  1,400,000  1,400,000
                                                                  ----------
    District of Columbia -- 0.1%
      District of Columbia, Trinity College
       (LOC -- Wachovia Bank N.A.)
       2.29% due 07/07/05+............................    100,000    100,000
                                                                  ----------
    Florida -- 5.9%
      Charlotte County, Florida Utility, Series B
       2.30% due 07/07/05+............................    990,000    990,000
      Lakeland, Florida Energy Systems, Series A
       2.31% due 07/06/05+............................  2,000,000  2,000,000
      Lakeland, Florida Energy Systems
       2.31% due 07/06/05+............................  2,000,000  2,000,000
                                                                  ----------
                                                                   4,990,000
                                                                  ----------
    Georgia -- 2.1%
      Fulton County, Georgia Development Authority
       (LOC -- Wachovia Bank N.A.)
       2.29% due 07/07/05+............................  1,800,000  1,800,000
                                                                  ----------
    Illinois -- 7.8%
      Chicago, Illinois O'Hare International Airport,
       Series B (LOC -- Societe Generale)
       2.29% due 07/06/05+............................    845,000    845,000
      Chicago, Illinois Waterworks
       (LOC -- Bank One N.A.)
       2.23% due 07/06/05+............................    500,000    500,000
      Illinois Health Facilities Authority, Series B
       2.34% due 07/07/05.............................  3,300,000  3,300,000

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    -----------------------------------------------------------------------
    Illinois (continued)
      Warren County, Illinois Community Medical
       Center (LOC -- Wells Fargo Bank N.A.)
       2.40% due 07/07/05+............................ $1,955,000 $1,955,000
                                                                  ----------
                                                                   6,600,000
                                                                  ----------
    Indiana -- 5.2%
      Indiana Health Facility Financing
       Authority, Series I
       2.26% due 07/06/05+............................  2,525,000  2,525,000
      Marion, Indiana Economic Development
       (LOC -- Bank of America N.A.)
       2.30% due 07/06/05+............................  1,900,000  1,900,000
                                                                  ----------
                                                                   4,425,000
                                                                  ----------
    Iowa -- 2.1%
      Iowa Finance Authority, Series F
       (LOC -- Wells Fargo Bank N.A.)
       2.30% due 07/07/05+............................  1,100,000  1,100,000
      Iowa Finance Authority Child Services, Series B
       (LOC -- Wells Fargo Bank N.A.)
       2.40% due 07/07/05+............................    370,000    370,000
      Iowa Higher Education Loan Authority
       (LOC -- Wells Fargo Bank N.A.)
       2.40% due 07/07/05+............................    100,000    100,000
      Storm Lake, Iowa Higher Education Facilities
       2.45% due 07/07/05+............................    200,000    200,000
                                                                  ----------
                                                                   1,770,000
                                                                  ----------
    Kansas -- 0.6%
      Shawnee, Kansas Industrial Revenue
       (LOC -- JP Morgan Chase Bank)
       2.57% due 07/01/05+............................    500,000    500,000
                                                                  ----------
    Massachusetts -- 3.5%
      Woburn, Massachusetts Anticaption Notes
       3.50% due 10/07/05.............................  3,008,557  3,008,557
                                                                  ----------
    Michigan -- 10.7%
      Detroit, Michigan Sewer Disposal System,
       Series C-1
       2.25% due 07/07/05+............................  1,000,000  1,000,000
      Detroit, Michigan Sewer Disposal System,
       Series C-2
       2.25% due 07/07/05+............................  3,000,000  3,000,000
      Michigan State, Department of Treasury,
       Series A
       3.50% due 09/30/05+............................  4,516,551  4,516,551
      Michigan State Strategic Fund Ltd. Obligation
       (LOC -- Fifth Third Bank)
       2.33% due 07/06/05+............................    580,000    580,000
                                                                  ----------
                                                                   9,096,551
                                                                  ----------
    Missouri -- 6.2%
      Missouri State Health & Educational Facilities
       Authority, Series C
       2.30% due 07/01/05+............................  2,100,000  2,100,000
      Missouri Higher Education Student Loan
       Authority, Series B
       2.35% due 07/06/05+............................  1,500,000  1,500,000
      St Louis, Missouri Planned Industrial Expansion
       Authority (LOC -- Bank of America N.A.)
       2.35% due 07/06/05+............................  1,700,000  1,700,000
                                                                  ----------
                                                                   5,300,000
                                                                  ----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2005 -- (unaudited) (continued)

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    SHORT-TERM INVESTMENT SECURITIES (continued)
    Nebraska -- 1.8%
      Douglas County, Nebraska Solid Waste
       Disposal, Series A
       (LOC -- Wachovia Bank N.A.)
       2.35% due 07/07/05+............................ $1,500,000 $1,500,000
                                                                  ----------
    New Mexico -- 4.2%
      Albuquerque, New Mexico Educational Facilities
       2.33% due 07/06/05+............................  3,600,000  3,600,000
                                                                  ----------
    North Carolina -- 5.7%
      Charlotte Mecklenburg Hospital Authority Health
       Care System, Series C
       2.25% due 07/07/05+............................    110,000    110,000
      Charlotte, North Carolina Certificates of
       Participation, Series B
       2.35% due 07/07/05+............................  3,000,000  3,000,000
      Charlotte, North Carolina Certificates of
       Participation, Series F
       2.30% due 07/07/05+............................    200,000    200,000
      Charlotte, North Carolina Water & Sewer
       System, Series B
       2.30% due 07/07/05+............................    250,000    250,000
      Durham, North Carolina Public Improvement
       2.29% due 07/07/05+............................    300,027    300,027
      Greensboro, North Carolina Enterprise System,
       Series B
       2.30% due 07/07/05+............................    700,000    700,000
      Mecklenburg County, North Carolina Certificates
       of Participation
       2.35% due 07/07/05+............................    250,000    250,000
                                                                  ----------
                                                                   4,810,027
                                                                  ----------
    North Dakota -- 4.2%
      North Dakota State Housing Finance Agency,
       Series A
       2.31% due 07/26/05+............................  3,600,000  3,600,000
                                                                  ----------
    Ohio -- 7.6%
      Cleveland, Ohio Airport System, Series D
       (LOC -- WestLb AG)
       2.31% due 07/06/05+............................  2,845,000  2,845,000
      Cleveland, Ohio Waterworks, Series L
       2.30% due 07/07/05+............................    195,000    195,000
      Franklin County, Ohio Hospital, Series B
       (LOC -- Citibank N.A.)
       2.27% due 07/07/05+............................  3,395,000  3,395,000
                                                                  ----------
                                                                   6,435,000
                                                                  ----------
    Pennsylvania -- 5.4%
      Delaware Valley, Pennsylvania Regional
       Financial Authority, Series A
       (LOC -- National Australia Bank)
       2.28% due 07/06/05+............................    300,000    300,000
      Delaware Valley, Pennsylvania Regional
       Financial Authority, Series C
       (LOC -- National Australia Bank)
       2.28% due 07/06/05+............................  1,700,000  1,700,000
      Pennsylvania State Higher Education Assistance
       Agency, Series B
       2.33% due 07/06/05+............................  1,400,000  1,400,000

                                                     Principal     Value
                Security Description                  Amount      (Note 2)
   ------------------------------------------------------------------------
   Pennsylvania (continued)
     Pennsylvania State Turnpike Commission,
      Series A-1
      2.32% due 07/06/05+.......................... $1,000,000  $ 1,000,000
     Philadelphia, Pennsylvania Authority for
      Industrial Development
      (LOC -- GE Capital Corp.)
      2.25% due 07/06/05+..........................    200,000      200,000
                                                                -----------
                                                                  4,600,000
                                                                -----------
   South Carolina -- 4.2%
     Piedmont Municipal Power Agency, Series B-1
      2.30% due 07/06/05+..........................  2,500,000    2,500,000
     South Carolina Jobs Economic Development
      Authority (LOC -- Bank of America N.A.)
      2.35% due 07/06/05+..........................  1,100,000    1,100,000
                                                                -----------
                                                                  3,600,000
                                                                -----------
   Texas -- 8.4%
     Brownsville, Texas Utility System, Series A
      2.45% due 08/24/05+..........................  2,000,000    2,000,000
     Harris County, Texas Industrial Development
      Corp.
      2.22% due 07/01/05+..........................  2,500,000    2,500,000
     Gulf Coast Waste Disposal Authority, Series A
      (LOC -- JP Morgan Chase Bank)
      2.35% due 07/07/05+..........................    100,000      100,000
     Texas State Tax & Revenue Anticipation Notes
      3.00% due 08/31/05...........................  2,500,791    2,500,791
                                                                -----------
                                                                  7,100,791
                                                                -----------
   Washington -- 1.8%
     Port Seattle, Washington Industrial
      Development Corp. (LOC -- Citibank N.A.)
      2.32% due 07/06/05+..........................  1,500,000    1,500,000
                                                                -----------
   Wisconsin -- 2.4%
     Wisconsin State Health & Educational
      Facilities Authority (LOC -- Citibank N.A.)
      2.28% due 07/07/05+..........................  2,000,000    2,000,000
                                                                -----------
   Registered Investment Companies -- 0.1%
     SSGA Tax Free Money Market Fund...............     91,318       91,318
                                                                -----------
   TOTAL SHORT-TERM INVESTMENT SECURITIES
     (amortized cost $86,092,244@).................      101.4%  86,092,244
   Liabilities in excess of other assets...........       (1.4)  (1,179,472)
                                                    ----------  -----------
   NET ASSETS......................................      100.0% $84,912,772
                                                    ==========  ===========

--------
@ At June 30, 2005, the cost of securities for federal income tax purposes was the same for book purposes.
+ Variable rate security -- the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
LOC --Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland Corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("SAAMCo" or "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily in high-quality money market instruments primarily on the basis of quality and yield, and under normal market conditions invests at least 80% of its assets in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class C and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B, and Class C. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at their net asset value per share, without any front-end sales charge. However, there is a declining contingent deferred sales charge ("CDSC") on shares sold within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after the purchase of such shares and at such time are no longer subject to a distribution fee.

   Class C shares-- Class C shares are offered at their net asset value per share, without any front-end sales charge. However, there is a contingent deferred sales charge of 1.00% on shares sold within 12 months of purchase.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class C shares of each Fund has its own 12b-1 plan, which allows for distributions and account maintenance and service fees payments, except Class B and Class C shares are subject to higher distribution fee rates.

   Indemnifications: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

   Repurchase Agreements: The Funds, along with other affiliated registered investments companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2005, the following Fund held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                  Percentage Principal
                   Interest   Amount
                  ---------- ---------
Money Market Fund    0.22%   $223,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated June 30, 2005, bearing interest at a rate of 2.65% per annum, with a principal amount of $99,830,000, a repurchase price of $99,837,349, and a maturity date of July 1, 2005. The repurchase agreement is collateralized by the following:

                   Interest Maturity
Type of Collateral   Rate     Date   Principal Amount Market Value
------------------ -------- -------- ---------------- ------------
U.S. Treasury Bond   8.88%  08/15/17   $28,360,588    $28,927,800
U.S. Treasury Bond   8.13   08/15/19    71,469,412     72,904,874

   In addition, at June 30, 2005, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                  Percentage  Principal
                   Interest    Amount
                  ---------- -----------
Money Market Fund   15.71%   $55,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated June 30, 2005, bearing interest at a rate of 2.90% per annum, with a principal amount of $350,000,000, a repurchase price of $350,028,194, and a maturity date of July 1, 2005. The repurchase agreement is collateralized by the following:

                                    Interest Maturity
Type of Collateral                    Rate     Date   Principal Amount Market Value
------------------                  -------- -------- ---------------- ------------
U.S. Treasury Inflation Index Bonds   3.63%  04/15/28   $ 79,473,000   $ 81,062,500
U.S. Treasury Inflation Index Bonds   3.88   04/15/29    163,602,000    166,875,000
U.S. Treasury Inflation Index Bonds   3.38   04/15/32    106,925,000    109,064,735

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Board of Directors. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates.

   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                         Management
                                       Assets               Fees
                            ---------------------------- ----------
Money Market Fund..........            $0 - $600 million    0.50%
                             (greater than) $600 million    0.45%
                            (greater than) $ 1.5 billion    0.40%
Municipal Money Market Fund            (greater than) $0    0.35%

   The Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives the following fees from SAAMCo., based upon the Fund's average daily net assets:

                                                        Sub-advisory
                                      Assets                Fees
                            --------------------------- ------------
Municipal Money Market Fund           $0 - $200 million     0.25%
                            (greater than) $200 million     0.20%
                            (greater than) $500 million     0.15%

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

Fund                           Percentage
----                           ----------
Money Market Class I..........    0.80%
Municipal Money Market Class A    0.95
Municipal Money Market Class B    1.70
Municipal Money Market Class C    1.70

   SAAMCo has voluntarily agreed to waive fees or reimburse expenses for the period ended June 30, 2005 at the following percentages of each Fund's average net assets.

Fund                           Percentage
----                           ----------
Municipal Money Market Class A    0.06%
Municipal Money Market Class B    0.08
Municipal Money Market Class C    0.17

   For the period ended June 30, 2005, SAAMCo agreed to reimburse expenses as follows:

Fund
----
Money Market Class I.......... $ 2,553
Municipal Money Market Class A  26,238
Municipal Money Market Class B   2,406
Municipal Money Market Class C   1,248

   The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors. The voluntary waivers and/or reimbursements are expected to continue but may be terminated at any time. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis.

   The Funds have a distribution agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Advisor. The Funds have adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the directors and the shareholders of each class of shares of the Funds have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class C Plan." In adopting the Class A Plan, the Class B Plan, and the Class C Plan, the directors determined that there was a reasonable likelihood that each such Plan would benefit the Funds and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class C shares will not be used to subsidize the sale of Class A shares.

   Under the Class B Plan and the Class C Plan, the Distributor receives payments from the Funds at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares, other than Class I, of the Funds may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the period ended June 30, 2005, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


   For the period ended June 30, 2005, SACS voluntarily reimbursed the following expenses:

Fund
----
Municipal Money Market Class B $31
Municipal Money Market Class C  11

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds for the period ended June 30, 2005, the proceeds received from redemptions are as follows:

                       Contingent Deferred Sales Charges
                       ---------------------------------
Fund                   Class A    Class B     Class C
----                   -------     --------   -------
Money Market.......... $6,250     $155,597    $9,437
Municipal Money Market     --          606         4

   The Funds entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Advisor. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to its shareholders. The Service Agreement permits the Funds to reimburse SAFS for the costs incurred in providing such services, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Directors. For the period ended June 30, 2005, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                           Payable at
Fund                            Expenses  June 30, 2005
----                           ---------- -------------
Money Market Class A.......... $1,788,015   $284,153
Money Market Class B..........     42,613      6,556
Money Market Class C..........     19,080      3,000
Money Market Class I..........     13,355      2,267
Municipal Money Market Class A    101,748     15,336
Municipal Money Market Class B        557         77
Municipal Money Market Class C        848        143

Note 4. Federal Income Taxes

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from cumulative pension expenses.

                                Distributable Earnings           Tax Distributions
                       ---------------------------------------- --------------------
                                   For the year ended December 31, 2004
                       -------------------------------------------------------------
                                Long-term Gains/   Unrealized              Long-Term
                       Ordinary   Capital Loss    Appreciation   Ordinary   Capital
Fund                    Income     Carryover     (Depreciation)   Income     Gains
----                   -------- ---------------- -------------- ---------- ---------
Money Market.......... $347,345      $  --           $  --      $8,165,643   $  --
Municipal Money Market   30,469         --              --         366,908      --

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)


   Under the current law, capital losses related to securities realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended December 31, 2004, the Funds elected to defer capital losses as follows:

                       Deferred Post-October
Fund                       Capital Loss
----                   ---------------------
Money Market..........        $13,929
Municipal Money Market         16,250

   At December 31, 2004, for Federal income tax purposes, the Municipal Money Market Fund had a capital loss carryforward of $8,072, which will expire in the year 2012, which is available to offset future capital gains, if any.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the period ended June 30, 2005, and for the prior year were as follows:

                                                                       Money Market Fund
                     -------------------------------------------------------------------------------------------
                                 Class A                         Class B                     Class C(1)
                     ------------------------------   ---------------------------    --------------------------
                        For the                          For the                        For the
                      six months        For the        six months       For the       six months     For the
                         ended            year            ended           year           ended         year
                       June 30,          ended          June 30,         ended         June 30,       ended
                         2005         December 31,        2005        December 31,       2005      December 31,
                      (unaudited)         2004         (unaudited)        2004        (unaudited)      2004
                     -------------  ---------------   ------------   ------------    ------------  ------------
Shares sold......... $ 447,452,416+ $ 1,032,086,849++ $ 13,376,302   $ 51,971,494    $ 16,899,914  $ 44,114,142
Reinvested dividends    14,731,624        8,038,526        170,954         27,583          79,414        12,541
Shares redeemed.....  (538,439,117)  (1,054,375,452)   (20,309,917)+  (54,090,452)++  (17,790,590)  (47,431,940)
                     -------------  ---------------   ------------   ------------    ------------  ------------
Net increase
 (decrease)......... $ (76,255,077) $   (14,250,077)  $ (6,762,661)  $ (2,091,375)   $   (811,262) $ (3,305,257)
                     =============  ===============   ============   ============    ============  ============

                                                     Municipal Money Market Fund
                     ------------------------------------------------------------------------------------------
                                 Class A                         Class B                     Class C(1)
                     ------------------------------   ---------------------------    --------------------------
                        For the                          For the                        For the
                      six months        For the        six months       For the       six months     For the
                         ended            year            ended           year           ended         year
                       June 30,          ended          June 30,         ended         June 30,       ended
                         2005         December 31,        2005        December 31,       2005      December 31,
                      (unaudited)         2004         (unaudited)        2004        (unaudited)      2004
                     -------------  ---------------   ------------   ------------    ------------  ------------
Shares sold......... $  92,327,810# $   129,348,654## $    312,290   $    279,737    $  1,693,665  $    783,160
Reinvested dividends       638,450          364,275          1,220          2,416             896           170
Shares redeemed.....  (106,454,353)    (146,141,140)      (381,764)#   (2,953,009)##   (1,319,450)     (818,374)
                     -------------  ---------------   ------------   ------------    ------------  ------------
Net increase
 (decrease)......... $ (13,488,093) $   (16,428,211)  $    (68,254)  $ (2,670,856)   $    375,111  $    (35,044)
                     =============  ===============   ============   ============    ============  ============

                     -------------------------
                              Class I
                     ------------------------

                       For the      For the
                     six months       year
                     ended June      ended
                      30, 2005    December 31,
                     (unaudited)      2004
                     -----------  ------------
Shares sold......... $ 3,848,721  $10,886,039
Reinvested dividends     118,651       66,605
Shares redeemed.....  (3,243,636)  (8,693,987)
                     -----------  -----------
Net increase
 (decrease)......... $   723,736  $ 2,258,657
                     ===========  ===========












Shares sold.........
Reinvested dividends
Shares redeemed.....

Net increase
 (decrease).........


Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director")

--------
+  Includes automatic conversion of Class B shares in the amount of $1,845,120 to Class A shares.
++  Includes automatic conversion of Class B shares in the amount of $2,916,293 to Class A shares.
#  Includes automatic conversion of Class B shares in the amount of $259,990 to
  Class A shares.
##  Includes automatic conversion of Class B shares in the amount of $4,801 to
   Class A shares.
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2005 -- (unaudited)
        (continued)

   retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                       Retirement Plan Retirement Plan Retirement Plan
                          Liability        Expense        Payments
                       --------------- --------------- ---------------
Fund                                 As of June 30, 2005
----                   -----------------------------------------------
Money Market..........    $236,009         $8,581          $7,122
Municipal Money Market       5,952            493             107

Note 7. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2005, none of the Funds participated in the program.

Note 8. Other Information

   On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

   AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser"), AIG SunAmerica Capital Services, Inc. (the "Distributor") and AIG Global Investment Corp. (the "Subadviser"). Neither the Adviser, the Distributor, the Subadviser or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

   In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, the Distributor or the Subadviser, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser, the Distributor and the Subadviser will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

        SunAmerica Money Market Funds
        DIRECTORS AND OFFICERS INFORMATION -- June 30, 2005 -- (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                     Number of
                      Position     Term of                            Funds in
                     Held With    Office and        Principal       Fund Complex        Other
   Name, Address     SunAmerica   Length of    Occupations During   Overseen by  Directorships Held
and Date of Birth*    Complex   Time Served(4)    Past 5 years      Director(1)    by Director(2)
-------------------- ---------- -------------- -------------------  ------------ -------------------
Directors

Jeffrey S. Burum      Director     2004-       Founder and CEO of        39      None
DOB: February 27,                  present     National Housing
1963                                           Development
                                               Corporation
                                               (January 2000 to
                                               present); Founder,
                                               Owner and Partner
                                               of Colonies
                                               Crossroads, Inc.
                                               (January 2000 to
                                               present); Owner and
                                               Managing Member of
                                               Diversified Pacific
                                               Development Group,
                                               LLC (June 1990 to
                                               present).

Judith L. Craven      Director     2001-       Retired                   79      Director. A.G. Belo
DOB: October 6, 1945               present                                       Corporation (1992
                                                                                 to present);
                                                                                 Director, Sysco
                                                                                 Corporation (1996
                                                                                 to present);
                                                                                 Director, Luby's
                                                                                 Inc. (1998 to
                                                                                 present); Director,
                                                                                 University of Texas
                                                                                 Board of Regents
                                                                                 (May 2001 to
                                                                                 present)

William F. Devin      Director     2001-       Retired                   79      Member of the Board
DOB: December 30,                  present                                       of Governors,
1938                                                                             Boston Stock
                                                                                 Exchange
                                                                                 (1985-Present);

Samuel M. Eisenstat   Chairman     1985-       Attorney, solo            49      Director of North
DOB: March 7, 1940    of the       present     practitioner;                     European Oil
                      Board                                                      Royalty Trust.

Stephen J. Gutman     Director     1984-       Associate, Corcoran       49      None
DOB: May 10, 1943                  present     Group (Real Estate)
                                               (2003 to present);
                                               Partner and Member
                                               of Managing
                                               Directors, Beau
                                               Brummell -- Soho
                                               LLC (Licensing of
                                               menswear specialty
                                               retailing and other
                                               activities) (June
                                               1988-present)

Peter A. Harbeck(3)   Director     1994-       President, CEO and        88      None
DOB: January 23,                   present     Director, SAAMCo.
1954                                           (August 1995 to
                                               present); Director,
                                               AIG SunAmerica
                                               Capital Services,
                                               Inc. ("SACS")
                                               (August 1993 to
                                               present) President
                                               and CEO, AIG
                                               Advisor Group, Inc.
                                               (June 2004 to
                                               present)

        SunAmerica Money Market Funds
        DIRECTORS AND OFFICERS INFORMATION -- June 30, 2005 -- (unaudited) (continued)

                                                                     Number of
                      Position     Term of                            Funds in
                     Held With    Office and        Principal       Fund Complex        Other
   Name, Address     SunAmerica   Length of    Occupations During   Overseen by  Directorships Held
and Date of Birth*    Complex   Time Served(4)    Past 5 years      Director(1)    by Director(2)
-------------------  ---------- -------------- -------------------  ------------ -------------------

William J. Shea(5)   Director      2004-       President and CEO,       49       Chairman of the
DOB: February 9,                   present     Conseco, Inc.                     Board, Royal and
1948                                           (Financial                        SunAlliance,
                                               Services)                         U.S.A., Inc. (March
                                               (2001-2004);                      2005 to present);
                                               Chairman of the                   Director, Boston
                                               Board of Centennial               Private Holdings
                                               Technologies, Inc.                (October 2004 to
                                               (1998 to 2001);                   present)
                                               Vice Chairman, Bank
                                               Boston Corporation
                                               (1993-1998)

Officers

Vincent M. Marra     President     2004-       Senior Vice              N/A      N/A
DOB: May 28, 1950                  present     President and Chief
                                               Operating Officer,
                                               SAAMCo (February
                                               2003 to Present);
                                               Chief
                                               Administrative
                                               Officer, Chief
                                               Operating Officer
                                               and Chief Financial
                                               Officer, Carret &
                                               Co., LLC (June 2002
                                               to February 2003);
                                               President and Chief
                                               Operating Officer,
                                               Bowne Digital
                                               Solutions (1999 to
                                               May 2002)

Donna M. Handel      Treasurer     2002-       Senior Vice              N/A      N/A
DOB: June 25, 1966                 present     President, SAAMCo
                                               (December 2004 to
                                               Present); Vice
                                               President, SAAMCo
                                               (1997 to December
                                               2004), Assistant
                                               Treasurer (1993 to
                                               2002)

--------
* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The
    "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), Seasons
    Series Trust (24 portfolios) and AIG Series Trust (4 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Director, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.
(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan as discussed in Note 6 of the financial statements.
(5) Effective on November 30, 2004, William J. Shea began serving as a Director.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                                 AIG SunAmerica Mutual Funds
                                 thank you for your continued support.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat        AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Peter A. Harbeck             Management Corp.        The Fund is required to
 Dr. Judith L. Craven       Harborside Financial      file its com-plete
 William F. Devin             Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ           Securities and Exchange
 William J. Shea              07311-4992              Commission for its first
                                                      and third fiscal quarters
Officers                   Distributor                on Form N-Q. Once filed,
 Vincent M. Marra,          AIG SunAmerica Capital    the Fund's Form N-Q will
   President                  Services, Inc.          be available without
 Donna M. Handel,           Harborside Financial      charge on the U.S.
   Treasurer                  Center                  Securities and Exchange
 J. Steven Neamtz, Vice     3200 Plaza 5              Commission's website at
   President                Jersey City, NJ           www.sec.gov. You can also
 Timothy P. Pettee, Vice      07311-4992              obtain cop-ies of Form
   President                                          N-Q by (i) visiting the
 Brian Wiese, Vice         Shareholder Servicing      U.S. Securities and
   President               Agent                      Exchange Commis-sion's
 Cynthia Gibbons, Vice      AIG SunAmerica Fund       Public Reference Room in
   President and Chief        Services, Inc.          Washington, DC
   Compliance Officer       Harborside Financial      (information on the
 Thomas Lynch, Secretary      Center                  operation of the Public
 Gregory R. Kingston,       3200 Plaza 5              Reference Room may be
   Vice President and       Jersey City, NJ           obtained by calling
   Assistant Treasurer        07311-4992              1-800-SEC-0330); (ii)
 Corey Issing, Assistant                              sending your request and
   Secretary               Custodian and Transfer     a duplicating fee to the
                           Agent                      U.S. Securities and
                            State Street Bank and     Exchange Commis-sion's
                              Trust Company           Public Reference Room,
                            P.O. Box 419572           Washington, DC 20549-0102
                            Kansas City, MO           or (iii) sending your
                              64141-6572              request electronically to
                                                      publicinfo@sec.gov.
                           VOTING PROXIES ON FUND
                           PORTFOLIO SECURITIES       This report is submitted
                           A description of the       solely for the general
                           policies and proce-dures   information of
                           that the Fund uses to      shareholders of the Fund.
                           determine how to vote      Distribution of this
                           proxies relating to        report to persons other
                           secu-rities held in the    than shareholders of the
                           Fund's portfolio which is  Fund is authorized only
                           available in the Fund's    in connection with a
                           State-ment of Additional   currently effective
                           Information, may be        prospectus, setting forth
                           obtained without charge    details of the Fund,
                           upon re-quest, by calling  which must precede or
                           (800) 858-8850. This       accompany this report.
                           information is also
                           available from the EDGAR   The accompanying report
                           database on the U.S.       has not been audited by
                           Secu-rities and Exchange   independent auditors and
                           Commission's website at    accordingly no opinion
                           http://www.sec.gov.        has been ex-pressed
                                                      thereon.
                           PROXY VOTING RECORD ON
                           SUNAMERICA MONEY MARKET
                           FUNDS
                           Information regarding how
                           SunAmerica Money Market
                           Funds voted proxies
                           relating to securities
                           held in SunAmerica Money
                           Market Funds during the
                           twelve month period ended
                           June 30, 2005 is
                           available without charge,
                           upon request, by
                           calling (800) 858-8850 or
                           on the U.S. Secu-rities
                           and Exchange Commission's
                           website at www.sec.gov.

[LOGO] AIG SunAmerica
        Mutual Funds



Distributed by:

AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest. Funds distributed by AIG SunAmerica Capital Services, Inc.

www.sunamericafunds.com

MMSAN-6/05

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: September 7, 2005

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2005